Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Allowance for expected credit losses	$ 13	$ 1,347	$ 531